Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The New Economy Fund
Entity Central Index Key	0000719608
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
The New Economy Fund - Class A
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class A
Trading Symbol	ANEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.71% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class C
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class C
Trading Symbol	ANFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last
six
months? (based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.47% *
*Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class T
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class T
Trading Symbol	TNEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 26	0.47% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector ( perce nt of net assets) *Less than 0.01%.
The New Economy Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-1
Trading Symbol	ANFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypo
the
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.77% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-2
Trading Symbol	NEFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.52% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (percent of ne t ass ets) *Less than 0.01%.
The New Economy Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-3
Trading Symbol	FNEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22	0.40% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (perce nt of n et assets ) *Less than 0.01%.
The New Economy Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-A
Trading Symbol	CNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 41	0.74% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (percent o f net assets) *Less than 0.01%.
The New Economy Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-C
Trading Symbol	CNGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.52% *
*Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.52%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (pe rcent of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-E
Trading Symbol	CNGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 56	1.00% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector ( perce nt of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-T
Trading Symbol	TENEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 29	0.52% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector ( percen t of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-1
Trading Symbol	CNGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 33	0.59% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-2
Trading Symbol	FNEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 28	0.50% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector ( perce nt of net assets) *Less than 0.01%.
The New Economy Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-3
Trading Symbol	FNNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 26	0.46% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector ( perc ent of net assets) *Less than 0.01%.
The New Economy Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-1
Trading Symbol	RNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 83	1.48% *
*Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.48%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdi ngs b y sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-2
Trading Symbol	RNGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 83	1.49% *
*Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (pe rcent of net as sets) *Less than 0.01%.
The New Economy Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-2E
Trading Symbol	RNNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 66	1.19% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
The New Economy Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-3
Trading Symbol	RNGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 59	1.05% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (p ercen t of net assets) *Less than 0.01%.
The New Economy Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-4
Trading Symbol	RNGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 42	0.75% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (perce nt of net assets) *Less than 0.01%.
The New Economy Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-5E
Trading Symbol	RNGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 31	0.56% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (p ercen t of net assets) *Less than 0.01%.
The New Economy Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-5
Trading Symbol	RNGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 25	0.45% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector ( perc ent of net assets) *Less than 0.01%.
The New Economy Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-6
Trading Symbol	RNGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 22	0.40% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 51,393,000,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,393
Total number of portfolio holdings	177
Portfolio turnover rate	38%

Holdings [Text Block]	Portfolio holdings by sector (p ercent of net assets) *Less than 0.01%.

[1]	Annualized.